31. Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	R$ 23,725,810	R$ 21,574,289	R$ 21,061,792
PIS/Pasep and Cofins	(2,117,800)	(1,788,714)	(1,801,359)
ICMS (VAT)	(4,210,382)	(3,734,940)	(4,131,780)
Regulatory charges	(2,457,562)	(2,020,674)	(2,022,232)
Service tax (ISSQN)	(5,286)	(5,388)	(4,668)
Net operating revenues	14,934,780	14,024,573	13,101,753
Electricity sales to final customers
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	10,104,045	8,689,516	9,606,133
PIS/Pasep and Cofins	(931,771)	(749,683)	(884,681)
ICMS (VAT)	(2,315,030)	(2,039,245)	(2,426,940)
Regulatory charges	(1,308,660)	(1,219,055)	(1,063,007)
Service tax (ISSQN)	0	0	0
Net operating revenues	5,548,584	4,681,533	5,231,505
Electricity sales to final customers | Residential
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	3,262,212	2,829,626	2,841,218
PIS/Pasep and Cofins	(301,885)	(242,916)	(298,659)
ICMS (VAT)	(892,053)	(771,902)	(790,401)
Regulatory charges	(471,575)	(433,080)	(380,973)
Service tax (ISSQN)	0	0	0
Net operating revenues	1,596,699	1,381,728	1,371,185
Electricity sales to final customers | Industrial
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	2,863,086	2,382,314	3,029,411
PIS/Pasep and Cofins	(261,692)	(208,226)	(273,901)
ICMS (VAT)	(486,614)	(433,088)	(674,630)
Regulatory charges	(260,416)	(252,531)	(284,922)
Service tax (ISSQN)	0	0	0
Net operating revenues	1,854,364	1,488,469	1,795,958
Electricity sales to final customers | Trade, services and other activities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	2,172,540	1,908,426	2,130,228
PIS/Pasep and Cofins	(201,047)	(163,834)	(194,630)
ICMS (VAT)	(625,123)	(548,328)	(622,946)
Regulatory charges	(313,744)	(291,798)	(247,449)
Service tax (ISSQN)	0	0	0
Net operating revenues	1,032,626	904,466	1,065,203
Electricity sales to final customers | Rural
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	897,606	772,465	815,079
PIS/Pasep and Cofins	(83,064)	(66,314)	(48,216)
ICMS (VAT)	(71,665)	(75,137)	(120,854)
Regulatory charges	(131,494)	(119,645)	(61,557)
Service tax (ISSQN)	0	0	0
Net operating revenues	611,383	511,369	584,452
Electricity sales to final customers | Public entities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	263,827	236,719	236,550
PIS/Pasep and Cofins	(24,415)	(20,322)	(21,881)
ICMS (VAT)	(52,208)	(46,506)	(48,148)
Regulatory charges	(38,337)	(36,418)	(27,986)
Service tax (ISSQN)	0	0	0
Net operating revenues	148,867	133,473	138,535
Electricity sales to final customers | Public lighting
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	279,767	244,381	229,182
PIS/Pasep and Cofins	(25,890)	(20,979)	(21,199)
ICMS (VAT)	(80,768)	(70,811)	(66,481)
Regulatory charges	(40,399)	(37,359)	(26,962)
Service tax (ISSQN)	0	0	0
Net operating revenues	132,710	115,232	114,540
Electricity sales to final customers | Public service
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	365,007	315,585	324,465
PIS/Pasep and Cofins	(33,778)	(27,092)	(26,195)
ICMS (VAT)	(106,599)	(93,473)	(103,480)
Regulatory charges	(52,695)	(48,224)	(33,155)
Service tax (ISSQN)	0	0	0
Net operating revenues	171,935	146,796	161,635
Electricity sales to distributors
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	3,136,244	3,529,770	2,963,349
PIS/Pasep and Cofins	(318,368)	(300,003)	(239,531)
ICMS (VAT)	0	0	0
Regulatory charges	(51,960)	(53,413)	(47,746)
Service tax (ISSQN)	0	0	0
Net operating revenues	2,765,916	3,176,354	2,676,072
Electricity sales to distributors | Bilateral contracts
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	2,002,077	1,947,862	1,366,552
PIS/Pasep and Cofins	(242,828)	(203,994)	(134,439)
ICMS (VAT)	0	0	0
Regulatory charges	(34,759)	(30,656)	(23,361)
Service tax (ISSQN)	0	0	0
Net operating revenues	1,724,490	1,713,212	1,208,752
Electricity sales to distributors | Electric Energy Trade Chamber - CCEE
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	663,024	1,077,943	753,392
PIS/Pasep and Cofins	(23,448)	(45,889)	(23,116)
ICMS (VAT)	0	0	0
Regulatory charges	(11,511)	(16,966)	(12,879)
Service tax (ISSQN)	0	0	0
Net operating revenues	628,065	1,015,088	717,397
Electricity sales to distributors | CCEAR (auction)
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	327,759	367,970	673,154
PIS/Pasep and Cofins	(39,753)	(38,537)	(66,223)
ICMS (VAT)	0	0	0
Regulatory charges	(5,690)	(5,791)	(11,508)
Service tax (ISSQN)	0	0	0
Net operating revenues	282,316	323,642	595,423
Electricity sales to distributors | Interest
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	85,986	82,160	96,783
PIS/Pasep and Cofins	0	0	0
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	85,986	82,160	96,783
Electricity sales to distributors | Quota system
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	57,398	53,835	73,468
PIS/Pasep and Cofins	(12,339)	(11,583)	(15,753)
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	45,059	42,252	57,715
Use of the main distribution and transmission grid
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	6,867,274	6,442,761	6,974,829
PIS/Pasep and Cofins	(657,679)	(588,291)	(575,166)
ICMS (VAT)	(1,643,593)	(1,488,323)	(1,511,601)
Regulatory charges	(1,096,942)	(748,206)	(911,479)
Service tax (ISSQN)	0	0	0
Net operating revenues	3,469,060	3,617,941	3,976,583
Use of the main distribution and transmission grid | Residential
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	2,222,621	2,025,400	2,060,305
PIS/Pasep and Cofins	(209,406)	(189,915)	(192,823)
ICMS (VAT)	(624,777)	(572,269)	(584,025)
Regulatory charges	(371,351)	(252,690)	(306,096)
Service tax (ISSQN)	0	0	0
Net operating revenues	1,017,087	1,010,526	977,361
Use of the main distribution and transmission grid | Industrial
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,179,534	1,076,613	1,246,575
PIS/Pasep and Cofins	(104,588)	(96,059)	(112,443)
ICMS (VAT)	(436,421)	(385,725)	(391,804)
Regulatory charges	(184,179)	(126,842)	(177,993)
Service tax (ISSQN)	0	0	0
Net operating revenues	454,346	467,987	564,335
Use of the main distribution and transmission grid | Trade, services and other activities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,416,111	1,310,903	1,409,771
PIS/Pasep and Cofins	(132,444)	(122,168)	(131,352)
ICMS (VAT)	(425,030)	(386,320)	(402,233)
Regulatory charges	(234,558)	(162,367)	(208,471)
Service tax (ISSQN)	0	0	0
Net operating revenues	624,079	640,048	667,715
Use of the main distribution and transmission grid | Rural
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	363,296	342,195	339,438
PIS/Pasep and Cofins	(34,180)	(32,056)	(31,752)
ICMS (VAT)	(28,206)	(25,811)	(15,451)
Regulatory charges	(61,378)	(43,365)	(51,196)
Service tax (ISSQN)	0	0	0
Net operating revenues	239,532	240,963	241,039
Use of the main distribution and transmission grid | Public entities
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	185,383	174,427	168,823
PIS/Pasep and Cofins	(17,466)	(16,355)	(15,800)
ICMS (VAT)	(35,497)	(33,384)	(33,369)
Regulatory charges	(31,146)	(21,922)	(25,224)
Service tax (ISSQN)	0	0	0
Net operating revenues	101,274	102,766	94,430
Use of the main distribution and transmission grid | Public lighting
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	184,530	167,907	167,255
PIS/Pasep and Cofins	(17,386)	(15,744)	(15,653)
ICMS (VAT)	(53,502)	(48,668)	(48,489)
Regulatory charges	(30,814)	(20,935)	(24,839)
Service tax (ISSQN)	0	0	0
Net operating revenues	82,828	82,560	78,274
Use of the main distribution and transmission grid | Public service
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	141,556	126,795	125,928
PIS/Pasep and Cofins	(13,337)	(11,889)	(11,786)
ICMS (VAT)	(40,160)	(36,146)	(36,230)
Regulatory charges	(23,647)	(15,816)	(18,703)
Service tax (ISSQN)	0	0	0
Net operating revenues	64,412	62,944	59,209
Use of the main distribution and transmission grid | Free consumers
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	795,105	663,248	398,024
PIS/Pasep and Cofins	(74,912)	(62,190)	(37,251)
ICMS (VAT)	0	0	0
Regulatory charges	(135,166)	(84,633)	(60,242)
Service tax (ISSQN)	0	0	0
Net operating revenues	585,027	516,425	300,531
Use of the main distribution and transmission grid | Basic network, BN connections, and connection grid
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,411	1,387	1,494
PIS/Pasep and Cofins	(133)	(130)	(140)
ICMS (VAT)	0	0	0
Regulatory charges	(240)	(177)	(226)
Service tax (ISSQN)	0	0	0
Net operating revenues	1,038	1,080	1,128
Use of the main distribution and transmission grid | Operating and maintenance income - O&M
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	58,578	113,324	151,984
PIS/Pasep and Cofins	(25,526)	(16,733)	(5,456)
ICMS (VAT)	0	0	0
Regulatory charges	(11,536)	(7,793)	(8,026)
Service tax (ISSQN)	0	0	0
Net operating revenues	21,516	88,798	138,502
Use of the main distribution and transmission grid | Interest income
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	319,149	440,562	905,232
PIS/Pasep and Cofins	(28,301)	(25,051)	(20,710)
ICMS (VAT)	0	0	0
Regulatory charges	(12,927)	(11,666)	(30,461)
Service tax (ISSQN)	0	0	0
Net operating revenues	277,921	403,845	854,061
Construction income
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	1,097,313	868,001	1,279,642
PIS/Pasep and Cofins	0	0	0
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	1,097,313	868,001	1,279,642
Fair value of assets from the indemnity for the concession
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	47,499	57,080	132,741
PIS/Pasep and Cofins	0	0	0
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	47,499	57,080	132,741
Telecommunications
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	512,540	426,773	357,361
PIS/Pasep and Cofins	(19,248)	(15,854)	(13,872)
ICMS (VAT)	(125,229)	(99,460)	(79,582)
Regulatory charges	0	0	0
Service tax (ISSQN)	(1,884)	(2,507)	(2,326)
Net operating revenues	366,179	308,952	261,581
Distribution of piped gas
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	753,222	621,992	647,579
PIS/Pasep and Cofins	(69,382)	(58,959)	(62,037)
ICMS (VAT)	(126,530)	(107,912)	(113,657)
Regulatory charges	0	0	0
Service tax (ISSQN)	(124)	(306)	0
Net operating revenues	557,186	454,815	471,885
Sectorial financial assets and liabilities result
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	985,344	767,040	(1,079,662)
PIS/Pasep and Cofins	(91,656)	(48,214)	0
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	893,688	718,826	(1,079,662)
Other operating revenue
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	222,329	171,356	179,820
PIS/Pasep and Cofins	(29,696)	(27,710)	(26,072)
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	(3,278)	(2,575)	(2,342)
Net operating revenues	189,355	141,071	151,406
Other operating revenue | Leasing and rent
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	132,682	109,230	103,793
PIS/Pasep and Cofins	(17,722)	(17,664)	(15,049)
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	114,960	91,566	88,744
Other operating revenue | Income from rendering of services
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	59,280	30,247	32,575
PIS/Pasep and Cofins	(7,918)	(4,891)	(4,723)
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	(3,278)	(2,575)	(2,342)
Net operating revenues	48,084	22,781	25,510
Other operating revenue | Charged service
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	18,475	15,981	10,148
PIS/Pasep and Cofins	(2,468)	(2,584)	(1,471)
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	16,007	13,397	8,677
Other operating revenue | Other income
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Gross operating revenues	11,892	15,898	33,304
PIS/Pasep and Cofins	(1,588)	(2,571)	(4,829)
ICMS (VAT)	0	0	0
Regulatory charges	0	0	0
Service tax (ISSQN)	0	0	0
Net operating revenues	R$ 10,304	R$ 13,327	R$ 28,475